NOTES PAYABLE	12 Months Ended
Dec. 31, 2023
Notes Payable
NOTES PAYABLE

NOTE 6 - NOTES PAYABLE

On May 27, 2022, the Company issued a promissory note in exchange for $200,000 in cash. This note carries a 12% interest rate, interest payable monthly, and a six-month maturity. At maturity, the maturity was extended for an additional six months. On May 27, 2023, the maturity date was extended to December 16, 2023, and the interest rate was increased to 18%, interest payable monthly. On December 16, 2023, the maturity date was extended to January 31, 2024, upon the payment of $18,000 of accrued interest. In January 2024, the note was extended to May 31, 2024, upon the payment of a $6,000 late fee by February 1, 2024, and $6,250 for accrued interest and a $250 late fee by February 29, 2024. Upon default, as defined in the note, all amounts become due. The balance was $224,189 including principal of $200,000 and accrued interest of $18,189 and a late fee of $6,000 and $200,000, on the accompanying balance sheet at December 31, 2023 and 2022, respectively.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022